Financial results net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial income
Interest income	$ 1,286	$ 1,075	$ 721
Dividends income	2	2	33
Other financial income	19	0	0
Total financial income	1,307	1,077	754
Financial costs
Interest expense	(14,067)	(23,297)	(23,786)
Other financial costs	(1,508)	(2,102)	(1,609)
Total financial costs	(15,575)	(25,399)	(25,395)
Capitalized finance costs	0	769	275
Total finance costs	(15,575)	(24,630)	(25,120)
Other financial results:
Foreign exchange, net	29,449	17,192	(24,906)
Fair value gain/ (loss) of financial assets and liabilities at fair value through profit or loss	5,906	16,543	2,347
(Loss)/ gain from repurchase of Non-convertible notes	1,456	(41)	226
(Loss) / gain from derivative financial instruments (except commodities)	(1,440)	(782)	(3,429)
Others	440	(120)	0
Total other financial results	35,811	32,792	(25,762)
Inflation adjustment	400	938	(269)
Total financial results, net	$ 21,943	$ 10,177	$ (50,397)